Other Assets - Narratives (Details) € in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 19, 2017 CAD ($)	Dec. 19, 2017 EUR (€)
Other Assets
Impairment charges (reversals)		$ 11,000,000	$ 3,000,000
PAC Service S.p.A
Other Assets
Cash paid		15,000,000		€ 10	$ 15,000,000	€ 10
Greenpac Holding LLC
Other Assets
Deferred income		0	$ 12,000,000
Receipts from supervision of greenpac		$ 1,000,000
Greenpac Holding LLC | CONTAINERBOARD | Other assets
Other Assets
Write-downs of other assets	$ 11,000,000